Share-Based Compensation (Summary Of NV Equity Plan Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-Based Compensation [Abstract]
Options outstanding at beginning of period, Number of Options	2,057,203	2,283,541	2,575,000
Forfeitures, Number of Options		(150,000)	(612,500)
Options exercised during year, Number of Options		(100,000)
Options exercised during year, Weighted Average Exercise Price		$ 2.95
Options issued during year, Number of Options	19,833	23,662	321,041
Options issued during year, Weighted Average Exercise Price	$ 13.72	$ 11.29	$ 22.54
Options outstanding at end of period, Number of Options	2,077,036	2,057,203	2,283,541